Fees and Expenses	May 31, 2025
Nuveen Lifecycle 2070 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2070 Fund	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2070 Fund		Class I	Class R6	Premier	Retirement
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.00%	0.15%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	3.71%	3.63%	3.63%	3.88%
Acquired Fund Fees and Expenses	[2],[3]	0.26%	0.26%	0.26%	0.26%
Expenses (as a percentage of Assets)		4.37%	4.29%	4.44%	4.54%
Fee Waiver or Reimbursement	[4],[5]	(3.84%)	(3.84%)	(3.84%)	(3.84%)
Net Expenses (as a percentage of Assets)		0.53%	0.45%	0.60%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.114% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2070 Fund - USD ($)	Class I	Class R6	Premier	Retirement
Expense Example, with Redemption, 1 Year	$ 54	$ 46	$ 61	$ 72
Expense Example, with Redemption, 3 Years	$ 953	$ 929	$ 974	$ 1,003

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no annual portfolio turnover rate because the Fund is newly operational.

Nuveen Lifecycle 2070 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2070 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2070 Fund | Premier
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2070 Fund | Retirement
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2070 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2070 Fund	Class I	Class R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2070 Fund		Class I	Class R6	Premier	Retirement
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.00%	0.15%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	2.00%	1.92%	1.92%	2.17%
Expenses (as a percentage of Assets)		2.15%	2.07%	2.22%	2.32%
Fee Waiver or Reimbursement	[3],[4]	(1.97%)	(1.97%)	(1.97%)	(1.97%)
Net Expenses (as a percentage of Assets)		0.18%	0.10%	0.25%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Advisors has contractually agreed to waive 0.057% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.193% of average daily net assets for Class I shares; (ii) 0.193% of average daily net assets for Premier Class shares; (iii) 0.043% of average daily net assets for Class R6 shares; and (iv) 0.293% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2070 Fund - USD ($)	Class I	Class R6	Premier	Retirement
Expense Example, with Redemption, 1 Year	$ 18	$ 10	$ 26	$ 36
Expense Example, with Redemption, 3 Years	$ 482	$ 457	$ 504	$ 534

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no annual portfolio turnover rate because the Fund is newly operational.

Nuveen Lifecycle Index 2070 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2070 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2070 Fund | Premier
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2070 Fund | Retirement
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.